ORGANIZATION (Details) € in Thousands, $ in Thousands			1 Months Ended	2 Months Ended		12 Months Ended
	Nov. 07, 2019 USD ($)	Jul. 03, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 12, 2020 USD ($)	Jun. 12, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 01, 2020 USD ($)	Jun. 01, 2020 EUR (€)	May 31, 2020 USD ($)	May 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Dec. 31, 2016 USD ($)
Working capital (deficit)						$ 27,627	$ (7,839)
Shareholders' deficit						(35,685)	(34,856)	$ (26,742)									$ (33,477)
Income (losses) from continuing operations						(7,253)	(11,064)	5,865
Goodwill impairment							1,563
Net cash provided by (used in) operating activities						(9,092)	$ 7,416	$ 9,076
Line of credit, borrowing capacity						$ 10,000
Line of credit, expiration						Oct. 30, 2021
Line of credit, outstanding						$ 13,453					$ 12,654				$ 17,936
Line of credit, cash											17,452
Line of credit, amount available											$ 17,997
Euro Member Countries, Euro [Member]
Line of credit, outstanding | €												€ 11,504		€ 12,000		€ 16,000
Line of credit, cash | €												15,865
Line of credit, amount available | €												€ 16,361
The Netherlands [Member]
Payroll support amount				$ 9,075
Expected payroll support amount				$ 7,590
Line of credit, borrowing capacity									$ 13,200
Line of credit, expiration						Mar. 31, 2021
The Netherlands [Member] | Euro Member Countries, Euro [Member]
Payroll support amount | €					€ 8,250
Expected payroll support amount | €					€ 6,900
Line of credit, borrowing capacity | €										€ 12,000				€ 12,000
Germany [Member]
Payroll support, percentage				60.00%	60.00%
American subsidiary [Member]
Payroll support amount				$ 13,680
Subsequent Event [Member]
Cumulative revenues													$ 8,255
ABC Technologies B.V. [Member] | Investor [Member] | Series A Preferred Stock [Member]
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital	7.401%	24.00%
Subscription price of preferred shares represents percentage of fully-diluted share captial	7.143%	23.077%
Amount retain for sale proceeds for general working captial		$ 20,000
Amount transferred to parent company		$ 40,000
Majority Shareholder [Member] | Maximum [Member]
Debt to related parties									$ 3,500
Majority Shareholder [Member] | Convertible Notes Payable [Member]
Repayments of convertible loans			$ 30,000